COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
Schedule of contractual obligations

The following table sets forth the Company's contractual obligations as of December 31, 2024.

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years
Short-term bank loans	$16,166,000	$16,166,000	$—
Lease payment	407,873	263,577	144,296
Long term loan	4,451,215	977,829	3,473,386
Total	$21,025,088	$17,407,406	$3,617,682